REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of Disaggregation Revenue

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Packaging rolled products	3,326	2,673	1,960
Automotive rolled products	1,154	854	663
Specialty and other thin-rolled products	175	161	102
Aerospace rolled products	728	389	560
Transportation, industry, defense and other rolled products	916	713	442
Automotive extruded products	949	735	665
Other extruded products	872	627	491
Total Revenue by product line	8,120	6,152	4,883

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Germany	2,036	1,481	1,014
France	691	466	362
United Kingdom	221	179	192
Switzerland	87	63	52
Spain	302	252	185
Czech Republic	237	172	119
Other Europe	1,110	809	619
Total Europe	4,684	3,422	2,543

United States	2,823	2,335	1,941
Asia and Other Pacific	252	171	211
All Other	361	224	188
Total Revenue by destination of shipment	8,120	6,152	4,883